14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
14.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

There were no significant non-cash transactions for the three months ended March 31, 2014. The significant non-cash transaction for the three months ended March 31, 2013 consisted of funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $112,929.